Biological Assets (Policies)	12 Months Ended
Dec. 31, 2024
Notes and other explanatory information [abstract]
Biological assets

Accounting policy:

The company classifies live animals and forests as biological assets. These assets are valued at fair value, using the cost approach for live animals and the income approach for forests.

Every year, the Company carries out a fair value assessment study using the discounted cash flow method and the gain or loss arising from the change in the fair value of the biological asset is recognized in the income statement for the year in which it originates.

The calculation of the fair value of live animals already includes all the losses inherent in the breeding process.